Reconciliation of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Reconciliation of Liabilities Arising from Financing Activities
The changes in the Company’s liabilities arising from financing activities can be classified as follows:

Year ended	March 31, 2026			March 31, 2025
	Contingent consideration	Long-term debt	Total	Contingent consideration	Long-term debt	Total
	$	$	$	$	$	$
Beginning balance	5,359	109,919	115,278	4,082	117,382	121,464
Repayments	—	(58,832)	(58,832)	—	(123,561)	(123,561)
Proceeds	—	61,385	61,385	—	102,706	102,706
Total cash flow	—	2,553	2,553	—	(20,855)	(20,855)
Business acquisition (note 4)	2,534	9,214	11,748	5,104	8,351	13,455
Contingent consideration adjustment (note 20)	(2,088)	—	(2,088)	(4,312)	—	(4,312)
Amortization of finance costs	—	190	190	—	242	242
Interest accretion on balances of purchase price payable	—	1,186	1,186	256	419	675
Impacts of foreign exchange	84	(2,166)	(2,082)	229	4,380	4,609
Total non-cash	530	8,424	8,954	1,277	13,392	14,669
Ending balance (a)	5,889	120,896	126,785	5,359	109,919	115,278